Long-term debt (Schedule of Long-Term debt) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,828	$ 8,461	$ 8,150
Less: Current portion	1,094	88
Long-term debt	$ 7,734	8,373
Repayment borrowings term	In June 2019, the Corporation amended its loan agreement with the Province. Previously, the maturity date of the loan was August 9, 2020. The Corporation shall now start repaying the balance of the principal amount on the first day of January 2021, by making 60 monthly principal payments of $83 plus interest from January 2021 to December 2025. The annual interest rate remains at the Province’s cost of funds plus 1%.
Proceeds from borrowings net	$ 3,130
Interest rate	11.00%
Atlantic Canada Opportunities Agency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,523	1,404
Repayment start date	December 1, 2008
Repayment borrowings term	Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000.
Proceeds from borrowings net	$ 3,744	3,744
Atlantic Canada Opportunities Agency [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,786
ACOA Atlantic Innovation Fund [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,219	1,237
Repayment start date	December 1, 2011
Repayment borrowings term	Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000.
Proceeds from borrowings net	$ 2,995	2,995
ACOA Atlantic Innovation Fund [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,000
ACOA Business Development Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 159	180
Repayment start date	October 2015
Repayment borrowings term	repayable in monthly payments commencing October 2015 of $3 until October 2017 and $6 until June 2023.
Proceeds from borrowings net	$ 167	184
ACOA Business Development Program [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	395
ACOA Atlantic Innovation Fund One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,097	1,481
Repayment start date	September 1, 2014
Repayment borrowings term	annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 years and 10%, thereafter.
Proceeds from borrowings net	$ 2,944	2,944
ACOA Atlantic Innovation Fund One [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,944
TNC 120-140 Eileen Stubbs Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 255	279
Repayment borrowings term	repayable in monthly payments of $4 beginning February 1, 2019 until May 1, 2028.
Proceeds from borrowings net	$ 255	279
Interest rate	8.00%
TNC 120-140 Eileen Stubbs Ltd [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300
Province of Nova Scotia Secured Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,169	3,880
Repayment borrowings term	repayable in monthly payments beginning January 1, 2021 of $83 plus interest until March 2026.
Proceeds from borrowings net	$ 5,000	5,000
Interest rate	1.00%
Province of Nova Scotia Secured Loan [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,000
ACOA Regional Economic Growth through Innovation [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 406
Repayment borrowings term	Annual repayments, commencing September 1, 2022, are calculated as a percentage of gross revenue from DPX-COVID-19 product(s) for the preceding fiscal year, at 5% when gross revenues are less than $5,000 and 10% when gross revenues are greater than $5,000. Subsequent to September 1, 2024, any outstanding balance is payable in full on December 31, 2024 from DPX-COVID-19 gross revenues.
Proceeds from borrowings net	$ 900
ACOA Regional Economic Growth through Innovation [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,000